HSBC INVESTOR FUNDS
                            HSBC ADVISOR FUNDS TRUST

                        SUPPLEMENT DATED AUGUST 31, 2007
                                       TO
               THE HSBC STATEMENT OF ADDITIONAL INFORMATION DATED
                   FEBRUARY 28, 2007, AS REVISED JUNE 8, 2007

As currently disclosed in the HSBC Investor Funds and HSBC Advisor Funds Trust's (each, a "Trust") Statement of Additional Information (the "SAI") under the heading "Portfolio Holdings", the Trusts have revised the language to include monthly disclosure of each series of the Trusts' portfolio securities. Specifically, the first three paragraphs of the section entitled "Portfolio Holdings" on page 51 of the SAI is restated to read as follows:

                               PORTFOLIO HOLDINGS

         The Board has adopted policies and procedures for the respective Trusts relating to disclosure of each Trust's portfolio securities (the "Policy"). The Policy is designed to ensure disclosure of holdings information where necessary to each Trust's operation or useful to each Trust's shareholders without compromising the integrity or performance of such Trust.

         Pursuant to applicable law, each Trust is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter. Each Trust discloses a complete schedule of
     investments   in  each   Semi-Annual   Report  and  Annual  Report  to
     Shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to shareholders, but are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov. These reports are available, free of charge, on the Trusts' website at www.investorfunds.us.hsbc.com.

         The Trusts' website also provides information about each Fund's (or Underlying Portfolio's) top 10 holdings, sector holdings and other characteristics data as of the end of the most recent month. The Trust normally will publish the Funds' full portfolio holdings thirty (30) days after the end of each month. This information is available until updated as of the following month. The information on the Trusts' website is publicly available to all categories of persons.





    INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SAI FOR FUTURE REFERENCE